VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—1.4%
U.S. Treasury Bonds
4.625%, 2/15/55(2)	$3,440	$3,431
4.750%, 5/15/55(2)	1,120	1,140
U.S. Treasury Note 4.625%, 2/15/35(2)	1,135	1,197
Total U.S. Government Securities (Identified Cost $5,687)		5,768

Foreign Government Securities—5.8%
Arab Republic of Egypt
144A 5.875%, 2/16/31(3)	48	47
144A 6.875%, 4/30/40(3)	60	55
144A 8.500%, 1/31/47(3)	528	504
144A 8.750%, 9/30/51(3)	142	137
Benin Government International Bond 144A 7.960%, 2/13/38(3)	92	96
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(4)(5)	260	120
RegS 8.250%, 10/13/24(4)(5)	85	33
RegS 11.750%, 10/21/26(4)(5)	145	67
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	1,660 BRL	305
Series F 10.000%, 1/1/31	3,440 BRL	601
Bulgaria Government International Bond RegS 5.000%, 3/5/37(5)	120	121
	Par Value(1)	Value

Foreign Government Securities—continued
Costa Rica Government
144A 6.550%, 4/3/34(3)	$110	$119
144A 7.300%, 11/13/54(3)	107	122
Czech Republic Government Bond 1.750%, 6/23/32	20,590 CZK	884
Dominican Republic
144A 4.875%, 9/23/32(3)	57	55
144A 5.875%, 10/28/35(3)	209	209
144A 6.600%, 6/1/36(3)	113	119
144A 6.950%, 3/15/37(3)	157	169
RegS 6.950%, 3/15/37(5)	199	214
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(3)	133	136
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(3)(4)	41	42
Federative Republic of Brazil
6.250%, 3/18/31	45	48
6.000%, 10/20/33	316	323
6.625%, 3/15/35	195	205
6.250%, 5/22/36	37	37
7.250%, 1/12/56	217	220
Hungary Government International Bond
144A 5.500%, 6/16/34(3)	32	33
144A 6.000%, 9/26/35(3)	345	363
144A 5.500%, 3/26/36(3)	371	376
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(3)	$132	$130
Kingdom of Bahrain 144A 7.100%, 2/3/38(3)	326	327
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(3)	161	168
Lebanon Government International Bond
RegS 8.250%, 4/12/21(4)(5)	114	33
RegS 7.000%, 3/23/32(4)(5)	207	61
Malaysia Government Bond 2.632%, 4/15/31	3,630 MYR	902
Mex Bonos Desarr
8.500%, 5/31/29	9,050 MXN	539
7.750%, 11/13/42	7,000 MXN	358
Oman Government International Bond
144A 6.250%, 1/25/31(3)	197	211
144A 6.500%, 3/8/47(3)	322	348
Republic of Angola
144A 8.000%, 11/26/29(3)	119	118
144A 9.244%, 1/15/31(3)	43	44
144A 8.750%, 4/14/32(3)	96	94
Republic of Argentina
0.750%, 7/9/30(6)	392	332
4.125%, 7/9/35(6)	142	107
4.125%, 7/9/46(6)	534	380
Republic of Chile
4.350%, 4/13/31	149	149
4.950%, 1/5/36	162	166
5.330%, 1/5/54	47	47
3.250%, 9/21/71	88	57
Republic of Colombia
7.375%, 4/25/30	62	65
6.125%, 1/21/31	105	105
8.000%, 11/14/35	527	562
	Par Value(1)	Value

Foreign Government Securities—continued
8.750%, 11/14/53	$39	$43
Republic of Ecuador
144A 9.250%, 1/29/39(3)	200	203
RegS 6.900%, 7/31/35(5)(6)	164	149
RegS 5.000%, 7/31/40(5)(6)	53	43
Republic of El Salvador
RegS 7.650%, 6/15/35(5)	273	282
RegS 7.625%, 2/1/41(5)	52	52
Republic of Gabon 144A 6.625%, 2/6/31(3)	72	60
Republic of Ghana RegS 5.000%, 7/3/35(5)(6)	250	226
Republic of Guatemala
144A 6.875%, 8/15/55(3)	49	54
RegS 6.250%, 8/15/36(5)	112	119
Republic of Indonesia
2.850%, 2/14/30	89	84
5.600%, 1/15/35	130	137
4.950%, 2/21/36	105	105
5.100%, 2/10/54	141	134
3.200%, 9/23/61	84	53
Republic of Ivory Coast
144A 6.125%, 6/15/33(3)	200	198
144A 8.075%, 4/1/36(3)	45	49
Republic of Kazakhstan 144A 5.500%, 7/1/37(3)	179	185
Republic of Kenya
144A 7.875%, 10/9/33(3)	87	87
144A 9.500%, 3/5/36(3)	119	125
144A 8.700%, 2/26/39(3)	120	117
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Nigeria
144A 9.625%, 6/9/31(3)	$73	$83
144A 7.375%, 9/28/33(3)	188	191
144A 10.375%, 12/9/34(3)	251	299
Republic of Panama
3.875%, 3/17/28	85	84
5.227%, 2/23/34	50	50
6.700%, 1/26/36	54	59
8.000%, 3/1/38	199	237
Republic of Peru
3.000%, 1/15/34	109	96
5.375%, 2/8/35	145	150
5.875%, 8/8/54	179	181
3.600%, 1/15/72	139	91
Republic of Philippines 3.700%, 3/1/41	326	275
Republic of Poland
5.750%, 11/16/32	87	94
4.875%, 10/4/33	153	157
5.375%, 2/12/35	215	225
5.500%, 4/4/53	35	34
Republic of Senegal 144A 6.250%, 5/23/33(3)	91	56
Republic of South Africa
5.375%, 7/24/44	54	45
5.650%, 9/27/47	356	300
8.750%, 2/28/48	14,100 ZAR	895
144A 7.100%, 11/19/36(3)	150	161
144A 6.125%, 12/11/37(3)	178	176
144A 7.950%, 11/19/54(3)	128	138
Republic of Sri Lanka 144A 3.600%, 6/15/35(3)(6)	365	298
Republic of Turkiye
9.125%, 7/13/30	320	362
7.250%, 5/29/32	44	46
7.625%, 5/15/34	272	291
6.950%, 9/16/35	120	122
6.625%, 2/17/45	178	163
Republic of Zambia 144A 5.750%, 6/30/33(3)(6)	80	78
	Par Value(1)	Value

Foreign Government Securities—continued
Republica Orient Uruguay
5.100%, 6/18/50	$188	$181
4.975%, 4/20/55	243	225
Romanian Government International Bond
144A 5.875%, 1/30/29(3)	273	283
144A 7.125%, 1/17/33(3)	206	228
144A 6.375%, 1/30/34(3)	316	334
144A 5.750%, 7/4/36(3)	75	75
Saudi International Bond
144A 4.875%, 7/18/33(3)	193	196
144A 4.875%, 1/12/36(3)	155	156
144A 4.500%, 10/26/46(3)	492	423
RegS 5.625%, 1/13/35(5)	240	256
Suriname Government International Bond 144A 8.500%, 11/6/35(3)	111	119
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(3)	65	67
144A 6.400%, 6/26/34(3)	40	41
144A 6.500%, 1/28/36(3)	181	183
Ukraine Government Bond
144A 4.500%, 2/1/29(3)(6)	64	49
144A 0.000%, 2/1/30(3)(6)	3	2
144A 4.000%, 2/1/32(3)(6)	162	126
144A 4.500%, 2/1/35(3)(6)	18	11
144A 0.000%, 2/1/36(3)(6)	74	42
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 4.500%, 2/1/36(3)(6)	$4	$3
RegS 0.000%, 2/1/30(5)(6)	8	5
RegS 4.000%, 2/1/32(5)(6)	260	201
RegS 0.000%, 2/1/34(5)(6)	28	14
RegS 4.500%, 2/1/36(5)(6)	7	4
United Mexican States
5.850%, 7/2/32	150	156
5.375%, 3/22/33	79	79
3.500%, 2/12/34	309	271
6.000%, 5/7/36	72	74
6.125%, 2/9/38	90	91
6.338%, 5/4/53	205	199
6.400%, 5/7/54	76	74
3.771%, 5/24/61	95	59
Uzbekistan International Bond
144A 3.700%, 11/25/30(3)	34	32
144A 6.900%, 2/28/32(3)	152	164
Total Foreign Government Securities (Identified Cost $22,415)		23,428

Mortgage-Backed Securities—8.9%
Agency—4.2%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	742	740
Pool #SD8350 6.000%, 8/1/53	371	382
Pool #SD8492 5.000%, 1/1/55	3,455	3,474
Pool #SD8494 5.500%, 1/1/55	1,739	1,768
Pool #SL0019 5.500%, 1/1/55	2,098	2,134
	Par Value(1)	Value

Agency—continued
Pool #SL0627 6.000%, 10/1/54	$1,070	$1,101
Pool #SL1127 6.000%, 12/1/54	1,301	1,334
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	835	757
Pool #CB6857 4.500%, 8/1/53	345	342
Pool #FA0685 6.000%, 1/1/55	309	318
Pool #FA1728 6.000%, 10/1/53	1,165	1,200
Pool #FS4438 5.000%, 11/1/52	704	711
Pool #FS7751 4.000%, 3/1/53	1,283	1,250
Pool #FS8791 6.000%, 8/1/54	422	433
Pool #MA4805 4.500%, 11/1/52	749	743
		16,687

Non-Agency—4.7%
A&D Mortgage Trust 2025-NQM2, A1 144A 5.790%, 6/25/70(3)(7)	296	299
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(7)	139	136
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.403%, 6/15/40(3)(7)	435	437
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(3)	245	242
2021-SFR3, D 144A 2.177%, 10/17/38(3)	260	256
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(3)(7)	295	294
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2023-1, A1 144A 4.750%, 9/26/67(3)(7)	$317	$316
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(7)	198	194
2019-2, A1 144A 3.347%, 4/25/49(3)(7)	72	71
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.957%, 7/15/37(3)(7)	375	365
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	214
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.051%, 3/15/41(3)(7)	336	336
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(3)(7)	315	304
2022-CLS, A 144A 5.760%, 10/13/27(3)	293	294
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.203%, 3/15/30(3)(7)	264	263
CENT 2025-CITY, A 144A 4.920%, 7/10/40(3)(7)	325	333
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(3)(7)	191	183
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(7)	316	305
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(7)	81	80
	Par Value(1)	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	$400	$381
2022-1, A 144A 4.744%, 6/17/55(3)(7)	215	216
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(3)(7)	211	194
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(3)(7)	197	187
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(7)	16	15
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(3)(7)	317	318
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(3)(7)	470	481
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(3)	330	326
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(3)(7)	11	10
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(3)(7)	150	158
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(3)(7)	370	386
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(3)(7)	319	318
IRV Trust 2025-200P, B 144A 5.440%, 3/14/47(3)(7)	130	133
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(3)(7)	$430	$437
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.539%, 10/25/29(3)(7)	205	199
2017-3, 2A2 144A 2.500%, 8/25/47(3)(7)	51	46
2025-NQM2, A1 144A 5.567%, 9/25/65(3)(7)	214	217
MetLife Securitization Trust
2017-1A, M1 144A 3.362%, 4/25/55(3)(7)	241	224
2019-1A, A1A 144A 3.750%, 4/25/58(3)(7)	19	19
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(3)(7)	501	500
2022-NQM2, A1 144A 4.000%, 5/25/67(3)(7)	159	159
2024-NQM2, A1 144A 5.272%, 8/25/69(3)(7)	245	246
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(7)	354	334
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(3)	445	425
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(7)	24	24
2016-4A, A1 144A 3.750%, 11/25/56(3)(7)	14	14
2026-NQM3, A1 144A 4.833%, 2/25/66(3)(7)	270	271
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(3)(7)	400	405
OBX Trust
2024-NQM16, A1 144A 5.530%, 10/25/64(3)(7)	316	319
	Par Value(1)	Value

Non-Agency—continued
2025-NQM4, A1 144A 5.400%, 2/25/55(3)(7)	$304	$307
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(3)(7)	26	26
PMT Loan Trust 2025-INV7, A7 144A 6.000%, 6/25/56(3)(7)	220	225
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(3)(7)	326	329
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(7)	151	135
RFR Trust 2025-SGRM, A 144A 5.379%, 3/11/41(3)(7)	400	410
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(3)	225	233
2024-CNTR, C 144A 6.471%, 11/13/41(3)	330	346
Sequoia Mortgage Trust 2013-8, B1 3.478%, 6/25/43(7)	47	47
Towd Point Mortgage Trust
2016-4, B1 144A 3.943%, 7/25/56(3)(7)	480	474
2017-1, M1 144A 3.750%, 10/25/56(3)(7)	385	382
2017-4, A2 144A 3.000%, 6/25/57(3)(7)	610	588
2018-6, A2 144A 3.750%, 3/25/58(3)(7)	480	456
2019-2, A2 144A 3.750%, 12/25/58(3)(7)	515	481
2019-4, A2 144A 3.250%, 10/25/59(3)(7)	445	418
2021-1, A2 144A 2.750%, 11/25/61(3)(7)	465	410
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	590	589
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2020-SFR2, D 144A 2.281%, 11/17/39(3)	$660	$631
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	185	183
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(3)(7)	165	166
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	22	21
2022-1, A2 144A 5.850%, 8/25/57(3)(7)	174	174
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(7)	102	92
		19,007

Total Mortgage-Backed Securities (Identified Cost $35,819)		35,694

Asset-Backed Securities—4.8%
Automobiles—1.6%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(3)	462	471
2025-1A, A2 144A 4.920%, 5/15/29(3)	270	271
Avis Budget Rental Car Funding LLC (AESOP) 2024-2A, D 144A 7.430%, 10/20/28(3)	336	344
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	380	387
Carvana Auto Receivables Trust 2023-N4, C 144A 6.590%, 2/11/30(3)	485	498
	Par Value(1)	Value

Automobiles—continued
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	$530	$541
Flagship Credit Auto Trust 2024-1, D 144A 6.300%, 4/15/30(3)	250	248
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(3)	550	556
2023-2A, D 144A 6.300%, 2/15/31(3)	450	458
2023-4A, C 144A 6.760%, 3/15/29(3)	412	423
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(3)	425	425
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(3)	410	411
SAFCO Auto Receivables Trust 2025-1A, C 144A 5.750%, 11/11/30(3)	390	391
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(3)	140	140
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(3)	300	309
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(3)	360	363
		6,236

Consumer Loans—0.1%
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(3)	351	353
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—3.0%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(3)	$340	$349
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	347	352
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(3)	231	236
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	272	268
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(3)	373	378
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(3)	98	95
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(3)(7)	380	380
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(3)	300	305
Dext ABS LLC 2023-2, B 144A 6.410%, 5/15/34(3)	405	410
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(3)	452	468
Jersey Mike’s Funding LLC 2026-1A, A2I 144A 4.952%, 2/15/56(3)	450	456
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(3)	225	227
Libra Solutions LLC
2024-1A, A 144A 5.880%, 9/30/38(3)	350	350
	Par Value(1)	Value

Other—continued
2025-1A, A 144A 6.355%, 8/15/39(3)	$450	$454
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(3)	375	383
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(3)	365	372
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(3)	42	42
NMEF Funding LLC 2026-A, C 144A 4.710%, 2/15/34(3)	370	373
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(3)	299	300
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(3)	365	376
RCKT Mortgage Trust
2024-CES1, A1A 144A 6.025%, 2/25/44(3)(7)	146	147
2024-CES3, A1A 144A 6.591%, 5/25/44(3)(7)	205	208
2025-CES5, A1A 144A 5.687%, 5/25/55(3)(7)	203	206
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(3)	420	425
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(3)	351	359
Switch ABS Issuer LLC 2025-1A, A2 144A 5.036%, 3/25/55(3)	410	407
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(3)	380	384
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(3)(7)	$344	$347
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(3)	365	369
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(3)	365	376
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(3)	185	188
2025-ST5, A 144A 4.794%, 9/15/32(3)	312	313
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(3)	302	305
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(3)	343	342
VCAT LLC 2026-NPL2, A1 5.062%, 2/25/56(7)	300	300
VFI ABS LLC 2025-1A, C 144A 5.600%, 4/24/31(3)	300	304
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(3)	176	179
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(3)	546	524
		12,257

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(3)	222	230
Total Asset-Backed Securities (Identified Cost $18,813)		19,076

	Par Value(1)	Value

Corporate Bonds and Notes—12.7%
Communication Services—0.8%
Altice France S.A. 144A 6.500%, 10/15/31(3)	$229	$220
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	240	232
CMG Media Corp. 144A 8.875%, 6/18/29(3)	350	305
CSC Holdings LLC
144A 11.750%, 1/31/29(3)	250	178
144A 4.125%, 12/1/30(3)	180	110
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)(3)	72	72
144A 8.875%, 2/1/30(2)(3)	110	110
144A 8.875%, 2/1/30(2)(3)	25	25
DISH Network Corp. 144A 11.750%, 11/15/27(3)	150	155
Gray Media, Inc. 144A 9.625%, 7/15/32(3)	185	192
IHS Holding Ltd. 144A 8.250%, 11/29/31(3)	33	35
Meta Platforms, Inc. 5.750%, 11/15/65(2)	240	234
Millennium Escrow Corp. 144A 6.625%, 8/1/26(3)	320	305
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(3)	490	157
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	160	167
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	115	115
144A 6.875%, 3/15/34(2)(3)	90	90
Telesat Canada 144A 6.500%, 10/15/27(3)	270	122
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Communication Services—continued
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(3)	$80	$85
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)(3)	265	272
		3,181

Consumer Discretionary—0.6%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(2)	25	26
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(2)(3)	250	262
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	125	119
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(2)	415	303
Ford Motor Credit Co. LLC 7.350%, 3/6/30(2)	137	149
Forvia SE 144A 6.750%, 9/15/33(2)(3)	175	180
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(3)	65	66
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	283	280
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)(3)	165	174
144A 8.500%, 11/1/30(2)(3)	20	21
Newell Brands, Inc. 6.625%, 9/15/29(2)	205	208
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	165	160
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)(3)	10	10
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	125	129
Wayfair LLC 144A 6.750%, 11/15/32(2)(3)	65	66
	Par Value(1)	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	$215	$212
		2,365

Consumer Staples—0.2%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)(3)	280	278
144A 5.750%, 3/31/34(2)(3)	25	25
Pilgrim’s Pride Corp. 6.250%, 7/1/33(2)	230	248
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)(3)	160	164
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	145	145
		860

Energy—2.2%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	190	200
BP Capital Markets plc 4.875% (2)(8)	167	166
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)(3)	30	30
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	95	99
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	210	219
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(3)	180	195
Ecopetrol S.A. 4.625%, 11/2/31	110	99
Enbridge, Inc. 8.500%, 1/15/84(2)	260	300
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(3)(5)	44	42
Energy Transfer LP Series H 6.500% (2)(8)	350	352
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	$467	$435
Genesis Energy LP
8.875%, 4/15/30(2)	245	257
6.750%, 3/15/34	35	35
Geopark Ltd. 144A 8.750%, 1/31/30(3)	67	64
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	265	276
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(3)	275	289
HF Sinclair Corp. 6.250%, 1/15/35(2)	205	216
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)(3)	305	300
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(3)	94	96
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(2)	239	290
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)(3)	95	99
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(3)(5)	54	56
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	200	209
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(3)(9)	105	— (10)
Occidental Petroleum Corp. 6.200%, 3/15/40(2)	255	266
Pertamina Persero PT 144A 2.300%, 2/9/31(3)	379	340
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(5)	1,257	469
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(5)	70	51
Petroleos Mexicanos
6.840%, 1/23/30	221	227
	Par Value(1)	Value

Energy—continued
5.950%, 1/28/31	$47	$46
6.700%, 2/16/32	120	120
6.950%, 1/28/60	228	188
6.350%, 2/12/48	92	74
Petronas Capital Ltd.
144A 3.500%, 4/21/30(3)	110	108
144A 5.848%, 4/3/55(3)	210	223
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)(3)	110	115
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	475	428
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55(2)	285	303
Sunoco LP
144A 5.625%, 3/15/31(2)(3)	90	91
144A 5.375%, 7/15/31(3)	10	10
144A 5.875%, 3/15/34(2)(3)	60	60
144A 5.625%, 7/15/34(3)	20	20
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	330	331
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	135	146
Transocean International Ltd.
144A 8.250%, 5/15/29(3)	50	52
144A 8.750%, 2/15/30(2)(3)	70	73
144A 8.500%, 5/15/31(3)	160	169
Venture Global LNG, Inc.
144A 9.000%(2)(3)(8)	100	88
144A 9.875%, 2/1/32(2)(3)	205	217
Western Midstream Operating LP 5.250%, 2/1/50(2)	305	265
YPF S.A. 144A 9.500%, 1/17/31(3)	62	66
		8,870

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—4.8%
Acrisure LLC
144A 8.250%, 2/1/29(3)	$130	$130
144A 6.000%, 8/1/29(3)	210	196
AerCap Ireland Capital DAC
6.950%, 3/10/55(2)	150	159
6.500%, 1/31/56(2)	145	150
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	165	173
Allianz SE 144A 6.350%, 9/6/53(2)(3)	250	268
Ally Financial, Inc. 8.000%, 11/1/31(2)	260	295
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	515	363
Altice France Lux 3 144A 10.000%, 1/15/33(3)	40	38
American Express Co. 5.625%, 7/28/34(2)	258	270
American National Group, Inc. 7.000%, 12/1/55(2)	57	56
Apollo Debt Solutions BDC
6.900%, 4/13/29(2)	75	78
5.875%, 8/30/30(2)	85	86
Apollo Global Management, Inc. 6.000%, 12/15/54(2)	265	255
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(3)	5	5
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	150	156
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)(3)	344	325
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)(3)	300	298
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)(3)	145	151
	Par Value(1)	Value

Financials—continued
144A 6.250%, 2/15/34(2)(3)	$55	$54
Azule Energy Finance plc 144A 8.125%, 1/23/30(3)	70	71
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(3)	51	53
Banco de Credito e Inversiones S.A. 144A 7.500% (3)(8)	85	91
Banco Mercantil del Norte S.A. 144A 8.375% (3)(8)	67	71
Bank of America Corp. 5.518%, 10/25/35(2)	310	318
Barclays plc 7.437%, 11/2/33(2)	234	269
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125%, 1/8/39(3)	67	74
Blackstone Private Credit Fund 6.000%, 1/29/32(2)	220	219
Block, Inc.
6.500%, 5/15/32(2)	165	170
144A 6.000%, 8/15/33(2)(3)	50	51
Blue Owl Finance LLC 3.125%, 6/10/31(2)	250	222
BPCE S.A. 144A 7.003%, 10/19/34(2)(3)	250	281
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(3)	285	276
Capital One Financial Corp.
2.359%, 7/29/32(2)	190	167
6.377%, 6/8/34(2)	145	157
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	$155	$164
Charles Schwab Corp. (The) Series H 4.000% (8)	249	235
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(3)(11)	— (10)	— (10)
Cipher Compute LLC 144A 7.125%, 11/15/30(2)(3)	15	16
Citadel Finance LLC 144A 5.150%, 2/14/31(2)(3)	20	20
Citigroup, Inc.
6.270%, 11/17/33(2)	84	92
6.174%, 5/25/34(2)	212	226
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(3)	65	68
Corebridge Financial, Inc. 6.375%, 9/15/54(2)	321	321
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(3)	185	171
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)(3)	85	88
Deutsche Bank AG 5.403%, 9/11/35(2)	260	267
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)(3)	225	218
Endo Finance Holdings LP 144A 8.500%, 4/15/31(3)	185	197
F&G Annuities & Life, Inc. 6.500%, 6/4/29(2)	220	226
Fifth Third Bancorp 4.337%, 4/25/33(2)	293	289
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	270	269
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)(3)	135	141
	Par Value(1)	Value

Financials—continued
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	$65	$65
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(3)	72	71
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	169	185
144A 7.950%, 10/15/54(2)(3)	85	81
Global Payments, Inc. 5.550%, 11/15/35(2)	225	224
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35(2)	80	83
6.450%, 5/1/36(2)	220	242
5.065%, 1/21/37(2)	9	9
Grifols S.A. 144A 4.750%, 10/15/28(3)	245	242
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	100	104
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(2)	281	291
Huntington Bancshares, Inc. 5.709%, 2/2/35(2)	275	290
Icon Investments Six DAC 6.000%, 5/8/34(2)	265	272
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)(3)	235	243
ION Platform Finance U.S., Inc. 144A 9.500%, 5/30/29(2)(3)	155	146
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	285	292
JPMorgan Chase & Co.
5.576%, 7/23/36(2)	235	244
1.953%, 2/4/32(2)	300	269
KeyCorp 6.401%, 3/6/35(2)	241	263
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	$185	$184
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)(3)	200	209
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(3)	110	109
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	265	263
Morgan Stanley
6.342%, 10/18/33(2)	202	222
5.948%, 1/19/38(2)	133	140
MSCI, Inc. 144A 3.625%, 9/1/30(3)	286	274
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)(3)	225	227
NatWest Group plc 6.475%, 6/1/34(2)	260	275
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(2)	215	228
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	260	276
OneMain Finance Corp.
6.125%, 5/15/30(2)	35	35
7.125%, 11/15/31(2)	210	215
6.750%, 9/15/33(2)	35	35
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	20	21
Park River Holdings, Inc. 144A 8.000%, 3/15/31(2)(3)	30	30
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	125	131
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36(2)	195	205
5.423%, 1/25/41(2)	90	91
Prudential Financial, Inc.
5.125%, 3/1/52	148	145
6.750%, 3/1/53	140	150
	Par Value(1)	Value

Financials—continued
Reinsurance Group of America, Inc. 6.650%, 9/15/55(2)	$260	$269
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)(3)	35	36
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	150	155
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(3)(4)(9)	63	— (10)
Societe Generale S.A. 144A 6.066%, 1/19/35(3)	250	267
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(2)	160	163
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)(3)	125	125
State Street Corp.
6.123%, 11/21/34(2)	90	98
Series I 6.700%(2)(8)	200	209
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	255	264
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)(3)	300	304
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)(3)	20	20
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(2)(3)	30	31
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(2)	495	492
Toronto-Dominion Bank (The) 8.125%, 10/31/82(2)	239	250
Transocean International Ltd. 144A 7.875%, 10/15/32(2)(3)	10	11
UBS Group AG
144A 7.000%(2)(3)(8)	225	226
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
144A 4.988%, 8/5/33(2)(3)	$114	$116
Wells Fargo & Co. 5.389%, 4/24/34(2)	310	323
		19,444

Health Care—0.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)(3)	300	301
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)(3)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	10	11
Baxter International, Inc. 5.650%, 12/15/35(2)	300	305
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)(3)	10	10
Community Health Systems, Inc.
144A 5.250%, 5/15/30(3)	120	115
144A 4.750%, 2/15/31(3)	285	261
CVS Health Corp. 6.750%, 12/10/54(2)	222	231
Dentsply Sirona, Inc. 3.250%, 6/1/30(2)	308	289
GENMAB A/S
144A 6.250%, 12/15/32(3)	10	10
144A 7.250%, 12/15/33(3)	15	16
HCA, Inc. 5.500%, 6/1/33(2)	239	250
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(3)	145	155
144A 10.000%, 6/1/32(3)	110	115
Medline Borrower LP 144A 5.250%, 10/1/29(2)(3)	300	300
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)(3)	80	79
	Par Value(1)	Value

Health Care—continued
Organon & Co.
144A 4.125%, 4/30/28(2)(3)	$180	$177
144A 5.125%, 4/30/31(2)(3)	35	31
144A 7.875%, 5/15/34(2)(3)	30	28
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	170	178
Smith & Nephew plc 5.400%, 3/20/34(2)	260	271
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)(3)	35	36
Universal Health Services, Inc. 2.650%, 1/15/32(2)	322	288
		3,467

Industrials—1.4%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(3)	120	118
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)(3)	367	370
Aviation Capital Group LLC 144A 4.875%, 1/28/33(2)(3)	195	194
Boeing Co. (The) 5.930%, 5/1/60(2)	262	263
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(3)	240	247
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)(3)	5	5
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	285	287
Clarios Global LP
144A 6.750%, 2/15/30(2)(3)	10	10
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
144A 6.750%, 9/15/32(3)	$50	$52
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(3)	215	156
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	278	256
DP World Ltd. 144A 6.850%, 7/2/37(3)	15	17
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(2)(3)	255	268
Garda World Security Corp. 144A 8.375%, 11/15/32(3)	190	195
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	215	227
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)(3)	115	120
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)(3)	60	63
144A 6.000%, 3/15/34(2)(3)	15	15
Icahn Enterprises LP
5.250%, 5/15/27(2)	40	39
144A 10.000%, 11/15/29(2)(3)	220	217
LBM Acquisition LLC 144A 6.250%, 1/15/29(3)	300	229
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)(3)	270	271
144A 10.375%, 5/15/31(2)(3)	20	20
Regal Rexnord Corp. 6.400%, 4/15/33(2)	259	282
Stanley Black & Decker, Inc. 6.707%, 3/15/60(2)	210	211
TransDigm, Inc.
144A 6.625%, 3/1/32(2)(3)	290	300
	Par Value(1)	Value

Industrials—continued
144A 6.125%, 7/31/34(2)(3)	$15	$15
United Airlines Holdings, Inc.
4.875%, 3/1/29(2)	40	40
5.375%, 3/1/31(2)	10	10
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(2)	270	286
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	420	433
VoltaGrid LLC 144A 7.375%, 11/1/30(2)(3)	140	146
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(3)	80	81
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(3)	55	56
		5,499

Information Technology—0.2%
Booz Allen Hamilton, Inc. 5.950%, 8/4/33(2)	135	138
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(3)	265	260
Gartner, Inc. 144A 3.750%, 10/1/30(2)(3)	235	217
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(3)	100	93
WULF Compute LLC 144A 7.750%, 10/15/30(2)(3)	125	132
		840

Materials—0.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(3)	565	34
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	$415	$412
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	185	191
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)(3)	105	108
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(3)	233	247
Illuminate Buyer LLC 144A 9.000%, 7/1/28(3)	79	79
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(3)	85	73
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	240	241
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(3)	250	246
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(3)	230	232
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(3)(11)	75	75
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)(3)	10	10
Sonoco Products Co. 5.000%, 9/1/34(2)	275	278
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	100	106
Trivium Packaging Finance B.V. 144A 12.250%, 1/15/31(3)	90	99
Westlake Corp. 5.550%, 11/15/35(2)	225	228
WR Grace Holdings LLC 144A 5.625%, 8/15/29(3)	319	306
		2,965

	Par Value(1)	Value

Real Estate—0.1%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)(3)	$180	$184
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)(3)	125	127
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(5)	49	49
		360

Utilities—0.8%
AES Corp. (The) 7.600%, 1/15/55(2)	175	176
Alpha Generation LLC 144A 6.250%, 1/15/34(2)(3)	70	71
CMS Energy Corp. 4.750%, 6/1/50(2)	366	362
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(3)	52	55
Dominion Energy, Inc.
6.200%, 2/15/56(2)	145	148
Series B 7.000%, 6/1/54(2)	130	141
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	206	231
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	196	227
Entergy Corp. 7.125%, 12/1/54(2)	290	303
Eskom Holdings 144A 8.450%, 8/10/28(3)	101	108
Ferrellgas LP 144A 5.875%, 4/1/29(2)(3)	275	266
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)(3)	276	295
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(3)	55	55
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	$55	$57
144A 8.375%, 2/15/32(2)(3)	240	252
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(3)	223	248
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)(3)	85	84
Vistra Corp. 144A 8.000% (2)(3)(8)	190	193
		3,272

Total Corporate Bonds and Notes (Identified Cost $51,271)		51,123

Leveraged Loans—3.0%
Aerospace—0.1%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.167% - 6.173%, 7/1/31(7)	35	35
Karman Holdings LLC 2026, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 4/1/32(7)	25	25
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(7)	348	348
Vista Management Holding, Inc. 0.000%, 4/1/31(7)(12)	25	25
		433

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.923%, 2/19/30(7)	159	133
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.173%, 12/31/29(7)	$150	$150
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(7)	158	158
		441

Consumer Durables—0.1%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.673%, 5/21/32(7)	95	94
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.923%, 10/19/29(7)	113	112
Tranche D 0.000%, 2/10/33(7)(12)	100	99
		305

Consumer Non-Durables—0.1%
AI Aqua Merger Sub, Inc. 2026, Tranche B (1-3 month Term SOFR + 2.750%) 6.411% - 6.421%, 7/30/28(7)	114	113
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.664%, 5/21/31(7)	89	89
		202

Energy—0.1%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.673%, 1/30/32(7)	80	79
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(7)	$140	$140
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.893%, 2/11/33(7)	115	114
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.173%, 4/1/32(7)	90	91
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/16/28(7)	125	126
		550

Financials—0.1%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.673%, 11/6/30(7)	113	110
Broadstreet Partners, Inc. 2024, Tranche B 0.000%, 6/13/31(7)(12)	125	119
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.173%, 9/15/31(7)	130	122
Pac Dac LLC (3 month Term SOFR + 3.250%) 6.917%, 10/28/30(7)	220	217
		568

	Par Value(1)	Value

Food / Tobacco—0.1%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.673%, 12/23/30(7)	$149	$148
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.260%, 4/2/26(7)	44	44
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.260% - 13.267%, 4/2/26(7)(9)	66	52
(1-3 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(13)	82	2
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(9)(13)	189	2
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(13)	36	17
Pegasus Bidco B.V. 2025 (2 month Term SOFR + 2.750%) 6.403%, 7/12/29(7)	65	65
Red SPV LLC (1 month Term SOFR + 2.250%) 5.927%, 3/15/32(7)	124	124
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.667%, 10/29/32(7)	35	35
Treehouse Foods, Inc. 0.000%, 2/11/33(7)(12)	80	79
		568

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Forest Prod / Containers—0.0%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.848%, 4/13/29(7)	$120	$119
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.923%, 1/26/33(7)	15	15
Klockner Pentaplast of America, Inc. 8.522%, 2/9/26(9)(13)	140	21
		155

Gaming / Leisure—0.1%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.417%, 3/29/32(7)	110	112
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.172%, 11/12/29(7)	132	111
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.936%, 12/30/32(7)	75	74
		297

Health Care—0.4%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(7)	59	56
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.673%, 8/2/32(7)	45	45
Argent Finco LLC 0.000%, 11/12/32(7)(12)	30	30
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.423%, 1/15/31(7)	117	117
	Par Value(1)	Value

Health Care—continued
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.421%, 5/1/31(7)	$67	$60
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(7)	79	79
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.660%, 2/9/33(7)	80	77
Financiere Mendel (2 month Term SOFR + 2.750%) 6.389%, 11/8/30(7)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(7)	134	126
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/10/32(7)	25	25
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.170%, 10/1/32(7)	125	125
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 5.773%, 11/15/27(7)	130	130
Hologic, Inc. Tranche B 0.000%, 1/14/33(7)(12)	90	89
Lannett Co., Inc. First Lien 2.000%, 6/16/30(9)	17	14
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.422%, 5/16/31(7)	123	123
Tranche B-2 (3 month Term SOFR + 3.500%) 7.152%, 5/16/31(7)	30	30
Lumexa Imaging, Inc. (3 month Term SOFR + 3.000%) 6.705%, 12/17/32(7)	55	55
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.690%, 12/2/30(7)	$9	$8
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.423%, 12/12/31(7)	40	39
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.172%, 6/30/32(7)	75	74
Southern Veterinary Partners LLC 2025 (1 month Term SOFR + 2.500%) 6.176%, 12/4/31(7)	60	60
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 9/27/30(7)	69	67
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(7)	224	206
		1,665

Housing—0.1%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 9/8/32(7)	83	82
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.010%, 4/12/28(7)	167	122
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(7)	70	70
	Par Value(1)	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.672%, 1/17/32(7)	$111	$111
		385

Information Technology—0.5%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.172%, 2/23/32(7)	20	20
Tranche B-1 (1 month Term SOFR + 2.250%) 5.924%, 2/24/31(7)	129	126
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.922%, 7/6/29(7)	146	91
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.922%, 3/21/31(7)	144	133
Composecure Holdings LLC (1 month Term SOFR + 2.250%) 5.910%, 1/14/33(7)	50	50
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.434%, 9/29/28(7)	174	155
Delivery Hero SE Tranche B (2 month Term SOFR + 5.000%) 8.639%, 12/12/29(7)	132	132
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.673%, 8/30/30(7)	182	180
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Finastra USA, Inc. 0.000%, 9/15/32(7)(12)	$75	$69
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.173%, 1/30/32(7)	109	101
INDICOR LLC Tranche E (1 month Term SOFR + 2.500%) 6.173%, 11/22/29(7)	104	104
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.422%, 10/7/32(7)	110	90
Javelin Buyer, Inc. 0.000%, 12/5/31(7)(12)	80	74
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.672%, 8/31/28(7)	173	166
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.934%, 4/24/28(7)	75	69
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.423%, 11/28/28(7)	117	108
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.167%, 2/10/31(7)	114	108
Vantor Holdings, Inc. 0.000%, 3/3/33(7)(12)	90	89
		1,865

Manufacturing—0.2%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.422%, 6/23/30(7)	163	163
	Par Value(1)	Value

Manufacturing—continued
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.160%, 2/3/33(7)	$55	$55
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.171%, 9/28/28(7)	127	124
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.921%, 9/30/31(7)	35	35
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 7.923%, 11/4/31(7)	94	94
Jupiter Buyer, Inc. 0.000%, 11/1/31(7)(12)	25	25
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.671%, 12/2/31(7)	131	131
Resilience Parent LLC Tranche B 0.000%, 1/21/33(7)(12)	70	70
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(7)	114	114
		811

Media / Telecom - Broadcasting—0.1%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(7)	130	123
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.786%, 12/1/28(7)	87	87
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.287%, 1/31/29(7)	$128	$127
		337

Media / Telecom - Cable/Wireless Video—0.1%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.923%, 9/18/30(7)	97	89
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.178%, 8/2/29(7)	171	171
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(7)	298	282
		542

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.667%, 10/30/30(7)	123	119
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.423%, 8/6/31(7)	73	73
Neptune Bidco U.S., Inc. 2026, Tranche B (1 month Term SOFR + 5.100%) 8.760%, 1/28/33(7)	150	141
		333

	Par Value(1)	Value

Media / Telecom - Telecommunications—0.1%
Altice France S.A.
Tranche B-11 (3 month Term SOFR + 4.125%) 7.797%, 5/1/28(7)	$187	$186
Tranche B-12 (3 month Term SOFR + 5.063%) 8.735%, 10/30/28(7)	37	37
		223

Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.287%, 3/2/29(7)	156	156
Retail—0.1%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.167%, 11/8/32(7)	121	120
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.923%, 6/11/31(7)	78	77
Petco Health & Wellness Co., Inc. 2026 (1 month Term SOFR + 4.250%) 7.923%, 1/22/31(7)	60	58
		255

Service—0.4%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.673%, 8/12/32(7)	85	84
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.923%, 8/20/32(7)	199	199
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.673%, 9/29/31(7)	150	149
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.673%, 12/11/28(7)	$134	$127
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.923%, 5/31/28(7)	133	134
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.923%, 7/9/32(7)	128	128
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.921%, 1/9/32(7)	35	34
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.422%, 2/1/29(7)	127	126
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.422%, 6/12/30(7)	122	117
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.195%, 10/27/31(7)	109	108
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(7)	224	207
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.455%, 12/31/32(7)	74	74
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.767%, 11/2/27(7)	116	114
		1,601

Transportation - Automotive—0.0%
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.173%, 1/30/31(7)	151	150
	Par Value(1)	Value

Utilities—0.1%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.173%, 5/30/31(7)	$90	$90
Potomac Energy Center LLC (1 month Term SOFR + 2.750%) 6.417%, 8/5/32(7)	128	129
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.671%, 1/27/31(7)	114	113
		332

Total Leveraged Loans (Identified Cost $12,849)		12,174

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)(3)	310 (14)	309
Total Preferred Stock (Identified Cost $310)		309

Common Stocks—102.3%
Communication Services—1.5%
Altice Luxembourg S.A.(9)(15)	167	3
Atento Luxco 1 S.A.(9)(15)	4,451	82
Cellnex Telecom S.A.(2)	155,996	5,924
		6,009

Consumer Discretionary—0.0%
MYT Holding LLC Class B(9)(15)	22,362	5
NMG Parent LLC Escrow(9)(15)	368	—
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
West Marine(9)(15)	475	$—
		5

Energy—14.9%
Cheniere Energy, Inc.(2)	22,579	5,322
DT Midstream, Inc.(2)	22,653	3,145
Enbridge, Inc.(2)	124,180	6,599
Keyera Corp.(2)	84,359	3,220
Keyera Corp. Subscription Receipts	18,486	695
Kinder Morgan, Inc.(2)	122,160	4,064
ONEOK, Inc.(2)	45,281	3,748
Targa Resources Corp.(2)	37,508	8,844
TC Energy Corp.(2)	153,630	9,889
Williams Cos., Inc. (The)(2)	192,313	14,370
		59,896

Health Care—0.0%
Endo GUC Trust Class A Escrow(9)(15)	7,168	—
Lannett Co., Inc.(9)(15)	3,742	60
Modivcare(15)	1,781	10
		70

Industrials—31.1%
Aena SME S.A.(2)	854,999	26,944
Aeroports de Paris S.A.(2)	13,014	1,821
Auckland International Airport Ltd.	1,321,450	7,261
Canadian Pacific Kansas City Ltd.	139,693	12,232
CSX Corp.(2)	291,794	12,457
Ferrovial SE	95,062	7,094
Flughafen Zurich AG Registered Shares(2)	24,384	8,373
GEK TERNA S.A.	110,072	4,693
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	214,400	3,276
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	84,190	2,200
Transurban Group	1,022,782	10,437
	Shares	Value

Industrials—continued
Union Pacific Corp.	80,845	$21,422
Vinci S.A.	39,862	6,629
		124,839

Real Estate—4.5%
American Tower Corp.(2)	52,143	10,004
Crown Castle, Inc.(2)	88,896	7,960
		17,964

Utilities—50.3%
Alliant Energy Corp.(2)	67,965	4,917
Atmos Energy Corp.(2)	20,079	3,751
CenterPoint Energy, Inc.(2)	130,063	5,658
Dominion Energy, Inc.	76,133	4,807
DTE Energy Co.(2)	27,087	4,015
Duke Energy Corp.(2)	45,854	6,000
E.ON SE(2)	237,109	5,514
EDP S.A.(2)	1,099,937	5,869
Entergy Corp.(2)	75,625	8,100
Evergy, Inc.(2)	90,484	7,570
Iberdrola S.A.	299,455	7,094
Kansai Electric Power Co., Inc. (The)	295,700	5,345
National Grid plc	517,815	9,707
NextEra Energy, Inc.	226,195	21,210
NiSource, Inc.(2)	178,202	8,429
OGE Energy Corp.(2)	137,838	6,773
Pennon Group plc	784,362	6,342
PG&E Corp.(2)	464,874	8,833
PPL Corp.(2)	165,827	6,464
Public Service Enterprise Group, Inc.(2)	43,720	3,763
Sempra (2)	140,485	13,524
Severn Trent plc	123,734	5,469
Southern Co. (The)(2)	140,671	13,699
Spire, Inc.(2)	45,171	4,138
United Utilities Group plc	287,625	5,400
Veolia Environnement S.A.(2)	104,325	4,433
WEC Energy Group, Inc.(2)	37,895	4,432
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Shares	Value

	Utilities—continued
Xcel Energy, Inc.(2)	132,231	$11,023
		202,279

	Total Common Stocks (Identified Cost $334,651)	411,062

	Total Long-Term Investments—139.0% (Identified Cost $481,815)	558,634

	TOTAL INVESTMENTS—139.0% (Identified Cost $481,815)	$558,634
	Other assets and liabilities, net—(39.0)%	(156,877)
	NET ASSETS—100.0%	$401,757

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $4,403,624.
(3)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At February 28, 2026, these
securities amounted to a value of $77,401 or
19.3% of net assets.

(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2026.
(7)
Variable rate security. Rate disclosed is as of
February 28, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(8)	No contractual maturity date.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(12)	This loan will settle after February 28, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Security in default; interest payments are being received.
(14)	Value shown as par value.
(15)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
Country Weightings†
United States	62%
Spain	7
Canada	6
United Kingdom	5
France	3
Australia	2
Switzerland	2
Other	13
Total	100%
†% of total investments as of February 28, 2026.
The following table summarizes the value of the Fund’s investments as of February 28, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$5,768	$—	$5,768	$—
Foreign Government Securities	23,428	—	23,428	—
Mortgage-Backed Securities	35,694	—	35,694	—
Asset-Backed Securities	19,076	—	19,076	—
Corporate Bonds and Notes	51,123	—	51,123	— (1)
Leveraged Loans	12,174	—	12,085	89
Equity Securities:
Preferred Stock	309	—	309	—
Common Stocks	411,062	410,902	10	150 (2)
Total Investments	$558,634	$410,902	$147,493	$239

(1)	Amount is less than $500 (not in thousands).
(2)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $124 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $73 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 28, 2026.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Directors has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
(Unaudited)
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.